Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 25, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
Empower Large Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Growth Fund (Institutional Class/MXGSX)
Account Value	$ 41,870.97	$ 33,249.94	$ 24,808.47	$ 32,198.44	$ 26,566.37	$ 18,710.03		$ 13,678.92	$ 13,635.29	$ 10,444.5	$ 10,305.37	$ 10,000
Empower Large Cap Growth Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Growth Fund (Investor Class/MXLGX)
Account Value	$ 41,927.96	33,423.68	25,022.68	32,562.9	26,947.12	19,050.63		13,986.22	13,979.23	10,749.12	10,641.64		$ 10,000
Empower Large Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Value Fund (Institutional Class/MXVHX)
Account Value	$ 24,695.51	21,315.45	18,915.04	19,544.5	15,453.86	14,852.34		11,702.13	12,880.71	11,050.71	9,273.85	10,000
Empower Large Cap Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Value Fund (Investor Class/MXEQX)
Account Value	$ 24,020.09	20,818.59	18,542.04	19,221.66	15,257.71	14,711.9		11,627.2	12,850.58	11,057.11	9,311.25		10,000
Empower Large Cap Value Fund - Investor II
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Value Fund (Investor II Class/MXHAX)
Account Value	$ 17,506.76	15,156.47	13,471.15	13,947.11	11,055.97	10,642	$ 10,000
Empower S&P 500® Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower S&P 500® Index Fund (Institutional Class/MXKWX)
Account Value	$ 33,036.79	26,458.93	20,998.6	25,686.97	19,965	16,880.87		12,868.48	13,474.84	11,080.37	9,923.32	10,000
Empower S&P 500® Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower S&P 500® Index Fund (Investor Class/MXVIX)
Account Value	$ 32,466.32	26,113.44	20,789.16	25,523.59	19,909.2	16,905.15		12,920.48	13,584.77	11,210.41	10,074.96		10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,559.93	26,953.38	21,302.1	26,340.16	20,829.67	17,219.83	10,000	13,102.28	13,760.61	11,308.19	10,091.75	10,000	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,253.95	27,398.83	21,695.58	26,493.85	20,584.87	17,386.05		13,222.7	13,829.01	11,350.93	10,138.38	10,000	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 47,152.21	35,358.09	24,781.72	34,971.25	27,407.67	19,789.93		14,509.85	14,732.87	11,314.48	10,566.73	10,000	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,579.9	$ 19,743.14	$ 17,712.78	$ 19,156.79	$ 15,305.79	$ 14,889.53	$ 10,000	$ 11,766.54	$ 12,826.98	$ 11,284.95	$ 9,617.27	$ 10,000	$ 10,000